Expense Example - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Growth Index Fund - Fidelity Small Cap Growth Index Fund
Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64